Share-based payments - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term of options	10 years
Contributed surplus and compensation expense for the vesting of stock options	$ 23.5	$ 15.2	$ 10.4
Weighted average fair value of restricted share units (in CAD per share)		$ 18.85
Legacy Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of future share options issuable in share-based payment arrangement (in shares)	0
Omnibus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of stock options	4 years
Vesting rate	25.00%
Vesting period of RSUs	3 years
PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of restricted share units (in CAD per share)	$ 16.82
PSU | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of the vesting conditions	0.00%
PSU | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of the vesting conditions	200.00%
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of restricted share units (in CAD per share)	$ 16.94	$ 18.32
Subordinate voting shares | Omnibus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued per RSU upon settlement (in shares)	1
Maximum number of shares reserved for issuance under equity incentive plans (in shares)	2,168,278